Business Combination (Acquisition of Yinlong, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Technology [Member]	Dec. 31, 2013 Yinlong [Member]	Dec. 31, 2013 Yinlong [Member]	Dec. 01, 2013 Yinlong [Member]	Dec. 01, 2013 Yinlong [Member] Noncontrolling Interest [Member]	Dec. 01, 2013 Yinlong [Member] Technology [Member]	Dec. 01, 2013 Yinlong [Member] Common Shares [Member]	Sep. 30, 2012 Yinlong [Member]	Dec. 01, 2013 Yinlong [Member] Equity Method Investments [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired in cost method investee											18.90%
Cash consideration											$ 1,712
Percentage of equity interest acquired							36.10%
Percentage of equity interest accumulated in aggregate							55.00%
Fixed cash consideration							2,664
Share consideration, number of shares										1,409,666
Share consideration, fair value of shares							3,803			3,803
Identified intangible assets, amount									2,118
Identified intangible assets, estimated useful life				4 years 7 months 6 days					5 years
Equity interest remeasurement gain recognized						942
Assumed discount rate								24.50%				24.50%
Long-term sustainable growth rate												3.00%
Control premium								3.60%
Net revenues	196,702	91,768	40,671		0
Net losses	$ 1,856	$ (9,430)	$ (10,251)		$ 314